PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred Stock
Note 8: Preferred Stock
The rights and preferences of the preferred stock are as follows:
Dividends
 — The preferred stock Series A,
A-1,
B,
B-1,
and C are subject to a cumulative annual dividend rate of 6% per share (which shall accrue from day to day) on the Series’ Original Issue Price, whether or not declared. At September 30, 2022, $3,586,573 in Series A preferred stock dividends, $1,609,235 in
Series A-1
preferred stock dividends, $4,696,002 in Series B preferred stock dividends, $2,515,198 in
Series B-1
preferred stock dividends, and $278,444 in Series C preferred stock dividends were in arrears. At December 31, 2021, $3,227,559 in Series A preferred stock dividends, $1,429,728 in
Series A-1
preferred stock dividends, $3,995,233 in Series B preferred stock dividends, $1,631,127 in
Series B-1
preferred stock dividends, and $17,122 in Series C preferred stock dividends were in arrears.
Liquidation
 — In the event of liquidation, dissolution, or winding up of the Company, or a merger or a similar extraordinary transaction, preferred shareholders are entitled to receive, on a pari passu basis and in preference to common shareholders, an amount equal to the original purchase price plus cumulative annual dividends at a rate of 6% per annum. Upon a liquidation event, at September 30, 2022, preferred stock holders’ liquidation value amounts to $11,586,573, $5,609,235, $20,311,442, $22,215,198 and $11,942,164 for Series A,
Series A-1,
Series B,
Series B-1
and Series C, respectively.
Voting
 — On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of the stockholders in lieu of meeting), each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by each holder are convertible, as of the record date, for determining stockholders entitled to vote on such matter.
Conversion
 — Preferred shares are convertible into one common stock at the conversion prices based on the preferred stock series. Series A preferred stock is convertible at $1.00 per share,
Series A-1
convertible at $1.15, Series B at $5.00 per share,
Series B-1
at $0.80 per share, and Series C at $5.00 per share. All preferred share series can be converted into common at any time.

Note 6: Preferred Stock
The rights and preferences of the preferred stock are as follows:
Dividends
 — The preferred stock Series A,
A-1,
B,
B-1,
and C are subject to a cumulative annual dividend rate of 6% per share (which shall accrue from day to day) on the Series’ Original Issue Price, whether or not declared. At December 31, 2021, $3,227,559 in Series A preferred stock dividends, $1,429,728 in
Series A-1
preferred stock dividends, $3,995,233 in Series B preferred stock dividends, $1,631,127 in
Series B-1
preferred stock dividends, and $17,122 in Series C preferred stock dividends were in arrears.
Liquidation
 — In the event of liquidation, dissolution, or winding up of the Company, or a merger or a similar extraordinary transaction, preferred shareholders are entitled to receive, on a pari passu basis and in preference to common shareholders, an amount equal to the original purchase price plus cumulative annual dividends at a rate of 6% per annum. Upon a liquidation event, at December 31, 2021, preferred stock holders’ liquidation value amounts to $11,227,559, $5,429,728, $19,610,673, $21,331,127 and $11,303,062 for Series A,
Series A-1,
Series B,
Series B-1
and Series C, respectively.
Voting
 — On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of the stockholders in lieu of meeting), each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by each holder are convertible, as of the record date, for determining stockholders entitled to vote on such matter.
Conversion
 — Preferred shares are convertible into one common stock at the conversion prices based on the preferred stock series. Series A preferred stock is convertible at $1.00 per share,
Series A-1
convertible at $1.15, Series B at $5.00 per share,
Series B-1
at $0.80 per share, and Series C at $5.00 per share. All preferred share series can be converted into common at anytime.